Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The components of revenue for the years ended December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023

Cement	$626,394	$639,312	$657,332
Aggregates	115,328	82,190	83,438
Ready-mix concrete	745,896	735,174	688,236
Concrete block	147,655	153,474	140,128
Fly ash	28,607	21,954	19,833
Other goods and services	308	2,289	2,634
Revenue	$1,664,188	$1,634,393	$1,591,601